Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
ASX Ltd.	8,610	$498,165
Aurizon Holdings Ltd.	86,715	249,802
BlueScope Steel Ltd.	22,031	285,674
Brambles Ltd.	68,260	531,982
Cochlear Ltd.	3,064	488,818
Computershare Ltd.	23,270	385,559
CSL Ltd.	21,683	4,218,320
Dexus	45,959	345,256
Evolution Mining Ltd.	83,091	226,735
Fortescue Metals Group Ltd.	75,662	1,092,336
Goodman Group	74,790	1,100,182
GPT Group (The)	80,673	278,045
IDP Education Ltd.	9,591	163,308
Lendlease Corp. Ltd.	30,810	237,523
Medibank Pvt Ltd.	114,213	263,312
Mineral Resources Ltd.	7,540	343,293
Mirvac Group	171,608	277,959
Newcrest Mining Ltd.	40,178	704,514
Northern Star Resources Ltd.	51,566	327,545
Orica Ltd.	18,403	213,209
QBE Insurance Group Ltd.	66,619	573,643
Ramsay Health Care Ltd.	8,261	463,059
REA Group Ltd.	2,415	194,051
Reece Ltd.	10,161	115,924
Scentre Group	229,844	472,595
SEEK Ltd.	16,326	282,930
Sonic Healthcare Ltd.	21,131	554,627
Stockland	108,101	309,812
Suncorp Group Ltd.	61,693	502,422
Transurban Group	138,218	1,421,638
Vicinity Centres	171,409	231,974
WiseTech Global Ltd.	6,377	192,035
		17,546,247
Austria — 0.2%
Erste Group Bank AG	15,669	489,217
voestalpine AG	5,082	149,208
		638,425
Belgium — 0.8%
Ageas SA/NV	7,298	367,300
D’ieteren Group	1,120	175,186
Elia Group SA/NV	1,506	247,759
Groupe Bruxelles Lambert SA	4,568	421,259
KBC Group NV	11,259	703,786
Proximus SADP	6,890	118,825
Solvay SA	3,455	337,539
Umicore SA	9,427	418,513
Warehouses De Pauw CVA	6,695	246,816
		3,036,983
Brazil — 0.1%
Yara International ASA	7,703	399,394

Denmark — 4.1%
AP Moller - Maersk A/S, Class A	197	568,613
AP Moller - Maersk A/S, Class B, NVS	200	586,076
Chr Hansen Holding A/S	4,876	365,673
Demant A/S(a)	4,317	190,016
DSV A/S	8,629	1,418,925
Genmab A/S(a)	2,959	900,599
Security	Shares	Value

Denmark (continued)
GN Store Nord AS	5,990	$236,201
Novo Nordisk A/S, Class B	75,600	8,395,417
Novozymes A/S, Class B	9,632	611,579
Pandora A/S	4,270	344,955
Rockwool A/S, Class B	396	110,013
Tryg A/S	16,200	377,592
Vestas Wind Systems A/S	45,460	1,161,150
		15,266,809
Finland — 1.6%
Elisa OYJ	6,505	368,138
Kesko OYJ, Class B	13,067	327,158
Kone OYJ, Class B	15,797	806,703
Nokia OYJ	243,584	1,224,234
Nordea Bank Abp	148,949	1,516,136
Orion OYJ, Class B	4,788	196,474
Sampo OYJ, Class A	22,630	1,023,622
Stora Enso OYJ, Class R	24,769	480,466
Wartsila OYJ Abp	21,795	184,899
		6,127,830
France — 9.7%
Accor SA(a)	7,086	233,163
Aeroports de Paris(a)	1,300	194,704
Air Liquide SA	21,396	3,747,889
Amundi SA(b)	2,897	168,732
Arkema SA	2,671	323,375
AXA SA	88,075	2,228,461
BioMerieux	1,952	205,371
BNP Paribas SA	49,926	2,857,544
Bouygues SA(c)	10,540	363,974
Bureau Veritas SA	13,198	381,370
Capgemini SE	7,372	1,432,473
Carrefour SA	27,821	570,640
Cie. Generale des Etablissements Michelin SCA	7,280	949,088
Covivio	2,086	152,321
Credit Agricole SA	56,060	622,429
Danone SA	29,250	1,720,996
Dassault Systemes SE	29,900	1,260,693
Edenred	11,973	591,416
Eiffage SA(c)	3,777	374,195
Eurazeo SE	1,961	151,473
Eurofins Scientific SE	6,135	572,674
Gecina SA	1,955	230,008
Getlink SE	20,300	391,262
Hermes International	1,402	1,676,317
Ipsen SA	1,769	177,122
Klepierre SA	9,684	221,060
Legrand SA	12,285	1,064,666
L’Oreal SA	10,893	3,847,532
Publicis Groupe SA	10,268	562,445
Sartorius Stedim Biotech	1,300	449,059
Schneider Electric SE	24,136	3,352,292
SEB SA	1,119	119,393
Societe Generale SA	35,741	963,131
Sodexo SA	4,234	316,334
Ubisoft Entertainment SA(a)	4,253	223,593
Unibail-Rodamco-Westfield(a)(c)	5,295	371,027
Valeo	9,267	205,953
Vinci SA	23,981	2,314,169
Vivendi SE	32,384	386,619

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	1,045	$107,533
Worldline SA/France(a)(b)	10,343	423,218
		36,505,714
Germany — 6.5%
adidas AG	7,770	1,543,646
Allianz SE, Registered	18,413	3,865,141
Aroundtown SA	45,971	215,973
Bayerische Motoren Werke AG	14,755	1,281,897
Bechtle AG	3,785	169,253
Beiersdorf AG	4,635	481,073
Brenntag SE	6,503	503,180
Carl Zeiss Meditec AG, Bearer	1,755	234,808
Commerzbank AG(a)	47,916	417,871
Continental AG	4,952	378,940
Covestro AG(b)	9,170	420,336
Delivery Hero SE(a)(b)	7,343	283,206
Deutsche Boerse AG	8,905	1,496,602
Deutsche Lufthansa AG, Registered(a)	26,390	194,372
Deutsche Post AG, Registered	44,241	1,830,853
Evonik Industries AG	9,751	261,639
GEA Group AG	7,085	283,417
Hannover Rueck SE	2,669	408,733
HeidelbergCement AG	6,508	380,088
HelloFresh SE(a)	7,614	284,320
Henkel AG & Co. KGaA	4,884	329,716
Infineon Technologies AG	58,536	1,824,167
KION Group AG	3,315	163,330
Knorr-Bremse AG	3,195	218,396
LEG Immobilien SE(c)	3,195	329,350
Merck KGaA	5,683	1,071,522
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,343	1,556,347
Nemetschek SE	2,665	190,808
Puma SE	4,717	352,000
QIAGEN NV(a)	9,698	446,272
Rational AG	198	128,909
Scout24 SE(b)	3,604	223,547
Symrise AG	5,923	654,501
Telefonica Deutschland Holding AG	44,531	141,727
United Internet AG, Registered	3,900	128,163
Vonovia SE	31,412	1,198,167
Zalando SE(a)(b)	10,483	426,523
		24,318,793
Hong Kong — 3.9%
AIA Group Ltd.	544,600	5,642,156
BOC Hong Kong Holdings Ltd.	166,000	637,846
Chow Tai Fook Jewellery Group Ltd.(a)	104,000	180,020
CK Asset Holdings Ltd.	84,000	547,698
ESR Cayman Ltd.(a)(b)	91,000	269,169
Hang Lung Properties Ltd.	88,000	164,453
Hang Seng Bank Ltd.	32,500	567,824
HKT Trust & HKT Ltd., Class SS	195,000	268,481
Hong Kong Exchanges & Clearing Ltd.	52,700	2,273,903
Link REIT	97,500	881,629
MTR Corp. Ltd.	68,500	369,489
New World Development Co. Ltd.	65,000	247,364
Sino Land Co. Ltd.	154,000	218,018
Sun Hung Kai Properties Ltd.	65,000	794,694
Swire Properties Ltd.	65,000	158,924
Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	65,000	$849,123
WH Group Ltd.(b)	390,000	298,220
Wharf Real Estate Investment Co. Ltd.	67,000	323,316
		14,692,327
Ireland — 0.8%
CRH PLC	34,428	1,420,943
James Hardie Industries PLC	20,476	528,594
Kerry Group PLC, Class A	7,222	747,406
Smurfit Kappa Group PLC	10,989	444,230
		3,141,173
Israel — 0.9%
Bank Hapoalim BM	52,867	489,521
Bank Leumi Le-Israel BM	65,387	651,033
Check Point Software Technologies Ltd.(a)	4,640	580,371
CyberArk Software Ltd.(a)(c)	1,820	252,798
Israel Discount Bank Ltd., Class A	53,176	301,890
Kornit Digital Ltd.(a)(c)	2,381	99,930
Mizrahi Tefahot Bank Ltd.	6,927	227,884
Nice Ltd.(a)	2,917	580,611
Wix.com Ltd.(a)(c)	2,679	168,804
		3,352,842
Italy — 1.5%
Amplifon SpA	5,728	197,383
Assicurazioni Generali SpA	50,072	911,375
DiaSorin SpA	1,175	154,675
Ferrari NV	5,677	1,107,728
FinecoBank Banca Fineco SpA	26,755	379,134
Infrastrutture Wireless Italiane SpA(b)	14,696	163,784
Mediobanca Banca di Credito Finanziario SpA	27,398	281,077
Moncler SpA	9,493	456,777
Nexi SpA(a)(b)	21,259	216,794
Poste Italiane SpA(b)	25,098	271,874
Prysmian SpA	11,831	382,129
Recordati Industria Chimica e Farmaceutica SpA	4,562	204,433
Telecom Italia SpA/Milano	436,287	139,528
Terna - Rete Elettrica Nazionale	75,734	641,967
		5,508,658
Japan — 26.9%
Advantest Corp.	7,100	484,305
Aeon Co. Ltd.	32,500	593,224
AGC Inc.	6,500	245,135
Ajinomoto Co. Inc.	19,500	472,630
ANA Holdings Inc.(a)	6,600	130,260
Asahi Intecc Co. Ltd.	13,000	196,714
Asahi Kasei Corp.	56,400	455,687
Astellas Pharma Inc.	84,500	1,349,542
Azbil Corp.	6,500	191,557
Bridgestone Corp.	26,700	1,054,318
Brother Industries Ltd.	13,000	239,262
Canon Inc.	46,200	1,173,287
Capcom Co. Ltd.	6,500	182,974
Central Japan Railway Co.	6,500	805,169
Chiba Bank Ltd. (The)	26,000	135,179
Chugai Pharmaceutical Co. Ltd.	32,500	888,490
CyberAgent Inc.	19,500	209,157
Dai Nippon Printing Co. Ltd.	13,000	297,441
Daifuku Co. Ltd.	6,500	407,547
Dai-ichi Life Holdings Inc.	46,300	956,684
Daiichi Sankyo Co. Ltd.	80,100	2,124,254

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daikin Industries Ltd.	11,100	$1,784,952
Daiwa House Industry Co. Ltd.	26,000	626,188
Daiwa House REIT Investment Corp.	65	160,815
Daiwa Securities Group Inc.	65,000	316,832
Denso Corp.	20,000	1,225,755
Disco Corp.	1,000	269,987
East Japan Railway Co.	13,000	666,458
Eisai Co. Ltd.	13,000	535,363
FANUC Corp.	8,500	1,385,492
Fast Retailing Co. Ltd.	2,600	1,249,085
FUJIFILM Holdings Corp.	13,000	716,031
Fujitsu Ltd.	8,600	1,291,313
Hakuhodo DY Holdings Inc.	13,000	131,558
Hankyu Hanshin Holdings Inc.	13,000	348,635
Hirose Electric Co. Ltd.	1,500	207,911
Hitachi Construction Machinery Co. Ltd.	6,500	152,736
Hitachi Metals Ltd.(a)	6,600	105,952
Hoshizaki Corp.	1,800	106,173
Hoya Corp.	16,500	1,756,204
Hulic Co. Ltd.	19,700	160,746
Ibiden Co. Ltd.	6,500	235,630
Itochu Techno-Solutions Corp.	6,500	161,676
Japan Exchange Group Inc.	26,000	411,313
Japan Metropolitan Fund Invest	327	276,828
Japan Real Estate Investment Corp.	65	322,263
JFE Holdings Inc.	19,500	239,892
JSR Corp.	6,500	205,047
Kajima Corp.	19,500	209,555
Kao Corp.	20,100	807,951
KDDI Corp.	71,500	2,494,355
Keio Corp.	6,500	217,131
Keisei Electric Railway Co. Ltd.	6,500	169,645
Keyence Corp.	8,700	3,458,913
Kikkoman Corp.	6,500	344,253
Kintetsu Group Holdings Co. Ltd.	6,500	189,917
Kobayashi Pharmaceutical Co. Ltd.	2,000	133,982
Kobe Bussan Co. Ltd.	6,500	157,603
Komatsu Ltd.	39,000	969,643
Konami Holdings Corp.	3,300	223,309
Kubota Corp.	46,200	852,666
Kurita Water Industries Ltd.	6,500	250,246
Kyocera Corp.	13,000	730,699
Kyowa Kirin Co. Ltd.	13,000	280,075
Lixil Corp.	13,000	247,331
Mazda Motor Corp.	26,000	220,905
MEIJI Holdings Co. Ltd.	6,500	320,264
MINEBEA MITSUMI Inc	19,500	361,768
MISUMI Group Inc	13,100	294,582
Mitsubishi Chemical Holdings Corp.	59,400	353,895
Mitsubishi Electric Corp.	84,500	925,874
Mitsubishi Estate Co. Ltd.	52,900	786,558
Mitsubishi HC Capital Inc.	32,800	156,619
Mitsubishi UFJ Financial Group Inc.	539,500	3,069,216
Mitsui Chemicals Inc.	6,500	159,123
Mitsui Fudosan Co. Ltd.	39,700	868,094
MonotaRO Co. Ltd.	13,000	189,801
MS&AD Insurance Group Holdings Inc.	19,500	620,419
Murata Manufacturing Co. Ltd.	26,000	1,670,772
NEC Corp.	11,100	445,864
NGK Insulators Ltd.	13,000	192,400
Security	Shares	Value

Japan (continued)
Nidec Corp.	20,000	$1,337,276
Nihon M&A Center Holdings Inc.	13,700	157,202
Nintendo Co. Ltd.	4,900	2,187,793
Nippon Building Fund Inc.	65	353,072
Nippon Paint Holdings Co. Ltd.	39,000	288,246
Nippon Prologis REIT Inc.	130	346,921
Nippon Telegraph & Telephone Corp.	52,000	1,588,725
Nippon Yusen KK	6,500	537,327
Nissin Foods Holdings Co. Ltd.	2,100	137,346
Nitori Holdings Co. Ltd.	3,600	362,705
Nitto Denko Corp.	6,500	470,849
Nomura Holdings Inc.	130,000	510,834
Nomura Real Estate Holdings Inc.	6,600	165,060
Nomura Real Estate Master Fund Inc.	195	254,386
Nomura Research Institute Ltd.	13,000	355,568
NTT Data Corp.	26,500	414,635
Obayashi Corp.	33,000	233,646
Odakyu Electric Railway Co. Ltd.	13,000	171,526
Oji Holdings Corp.	39,600	174,325
Omron Corp.	6,500	373,061
Ono Pharmaceutical Co. Ltd.	19,500	516,297
Open House Group Co. Ltd.	6,500	271,138
Oriental Land Co. Ltd./Japan	8,800	1,307,753
Otsuka Corp.	6,500	205,566
Otsuka Holdings Co. Ltd.	19,500	649,693
Pan Pacific International Holdings Corp.	17,400	266,960
Persol Holdings Co. Ltd.	6,600	127,903
Rakuten Group Inc.	39,000	218,026
Recruit Holdings Co. Ltd.	65,000	2,352,622
Renesas Electronics Corp.(a)	58,500	683,271
Resona Holdings Inc.	97,500	366,552
Ricoh Co. Ltd.	26,000	218,482
Rohm Co. Ltd.	3,900	318,769
SCSK Corp.	6,500	108,365
Secom Co. Ltd.	9,100	599,269
Seiko Epson Corp.	13,000	217,629
Sekisui Chemical Co. Ltd.	19,500	278,929
Sekisui House Ltd.	26,500	470,846
SG Holdings Co. Ltd.	13,000	234,432
Sharp Corp./Japan(c)	13,000	105,781
Shimadzu Corp.	13,000	474,201
Shimizu Corp.	26,000	138,157
Shin-Etsu Chemical Co. Ltd.	16,900	2,391,266
Shionogi & Co. Ltd.	13,000	692,568
Shiseido Co. Ltd.	19,500	817,942
Shizuoka Bank Ltd. (The)	19,800	116,399
SoftBank Corp.	130,000	1,497,686
SoftBank Group Corp.	52,000	2,153,792
Sompo Holdings Inc.	13,000	592,330
Sony Group Corp.	56,300	5,280,343
Square Enix Holdings Co. Ltd.	6,500	321,429
SUMCO Corp.	19,500	314,216
Sumitomo Chemical Co. Ltd.	65,000	268,682
Sumitomo Metal Mining Co. Ltd.	13,000	543,564
Sumitomo Mitsui Financial Group Inc.	58,500	1,794,166
Sumitomo Realty & Development Co. Ltd.	13,900	374,738
Suntory Beverage & Food Ltd.	6,500	243,752
Sysmex Corp.	6,500	435,123
T&D Holdings Inc.	26,000	300,359
Taisei Corp.	6,500	193,812

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TDK Corp.	19,500	$669,706
Terumo Corp.	26,000	839,359
TIS Inc.	10,200	265,984
Tobu Railway Co. Ltd.	6,500	145,761
Tokio Marine Holdings Inc.	26,700	1,553,491
Tokyo Electron Ltd.	6,800	3,117,012
Tokyu Corp.	26,000	295,050
Toppan Inc.	13,000	244,323
Toray Industries Inc.	65,000	335,546
Tosoh Corp.	13,000	188,904
TOTO Ltd.	6,500	218,930
Trend Micro Inc/Japan	6,500	382,141
Unicharm Corp.	19,500	669,066
USS Co. Ltd.	13,000	236,459
Welcia Holdings Co. Ltd.	3,000	60,388
West Japan Railway Co.	13,000	480,076
Yakult Honsha Co. Ltd.	6,500	357,705
Yamaha Corp.	6,500	267,295
Yamaha Motor Co. Ltd.	13,000	263,076
Yamato Holdings Co. Ltd.	13,000	224,787
Yaskawa Electric Corp.	13,000	450,653
Yokogawa Electric Corp.	13,000	232,654
Z Holdings Corp.	119,400	393,602
ZOZO Inc.	6,500	137,968
		100,930,326
Netherlands — 7.0%
ABN AMRO Bank NV, CVA(b)	18,872	220,356
Adyen NV(a)(b)	975	1,509,949
AerCap Holdings NV(a)(c)	5,980	295,651
Akzo Nobel NV	8,162	710,437
Argenx SE(a)	2,178	674,809
ASM International NV	2,100	651,130
ASML Holding NV	18,330	10,548,090
CNH Industrial NV	44,919	671,415
Euronext NV(b)	3,892	337,186
EXOR NV	4,950	365,614
IMCD NV	2,486	371,786
ING Groep NV	175,082	1,979,767
JDE Peet’s NV	4,618	135,138
Just Eat Takeaway.com NV(a)(b)	8,279	184,245
Koninklijke Ahold Delhaize NV	47,428	1,307,842
Koninklijke DSM NV	8,029	1,352,093
NN Group NV	12,878	638,254
OCI NV(a)	4,742	166,977
Prosus NV(a)	37,278	1,927,250
Randstad NV	5,139	289,141
Universal Music Group NV	32,992	737,575
Wolters Kluwer NV	11,701	1,154,555
		26,229,260
New Zealand — 0.4%
Auckland International Airport Ltd.(a)	54,996	267,402
Fisher & Paykel Healthcare Corp. Ltd.	26,854	366,519
Mercury NZ Ltd.	39,330	140,752
Meridian Energy Ltd.	52,467	160,425
Ryman Healthcare Ltd.	138	898
Spark New Zealand Ltd.	87,237	275,923
Xero Ltd.(a)	6,058	387,244
		1,599,163
Security	Shares	Value

Norway — 0.6%
Adevinta ASA(a)	12,814	$107,321
DNB Bank ASA	41,602	843,698
Gjensidige Forsikring ASA	9,435	206,142
Mowi ASA	18,592	485,284
Orkla ASA	33,280	261,919
Telenor ASA	31,535	435,439
		2,339,803
Portugal — 0.1%
Jeronimo Martins SGPS SA	12,484	255,211

Singapore — 1.9%
Ascendas Real Estate Investment Trust	149,699	304,423
CapitaLand Integrated Commercial Trust	237,981	379,557
Capitaland Investment Ltd/Singapore	117,700	338,539
City Developments Ltd.	19,900	119,739
DBS Group Holdings Ltd.	80,200	1,808,120
Grab Holdings Ltd., Class A(a)	48,860	129,968
Oversea-Chinese Banking Corp. Ltd.	156,600	1,350,986
Singapore Airlines Ltd.(a)	59,300	239,039
Singapore Exchange Ltd.	34,500	239,183
Singapore Telecommunications Ltd.	364,700	687,362
United Overseas Bank Ltd.	52,000	1,114,349
UOL Group Ltd.	26,400	143,102
Venture Corp. Ltd.	13,000	169,285
		7,023,652
Spain — 2.1%
Acciona SA	1,300	250,513
ACS Actividades de Construccion y Servicios SA	10,400	294,897
Aena SME SA(a)(b)	3,593	548,144
Amadeus IT Group SA(a)	20,296	1,262,891
CaixaBank SA	199,837	723,344
Cellnex Telecom SA(b)	24,918	1,124,528
EDP Renovaveis SA	13,975	341,883
Ferrovial SA	23,039	594,216
Ferrovial SA	265	6,826
Grifols SA	15,080	317,376
Industria de Diseno Textil SA	49,234	1,186,775
Red Electrica Corp. SA	154	3,191
Telefonica SA	248,627	1,351,840
		8,006,424
Sweden — 4.5%
Alfa Laval AB	13,217	356,750
Assa Abloy AB, Class B	46,772	1,152,980
Atlas Copco AB	125,680	1,410,461
Atlas Copco AB	59,127	572,519
Electrolux AB, Class B	9,265	144,059
Embracer Group AB(a)(c)	28,754	261,607
Epiroc AB, Class A	30,316	587,856
Epiroc AB, Class B	17,945	301,860
EQT AB	13,723	402,775
Essity AB, Class B	28,146	739,296
Fastighets AB Balder(a)	28,884	209,001
Getinge AB, Class B	10,508	304,955
H & M Hennes & Mauritz AB, Class B	32,407	447,311
Hexagon AB, Class B	87,172	1,063,610
Holmen AB, Class B	4,223	216,729
Husqvarna AB, Class B	18,856	170,164
Industrivarden AB, Class A	5,870	152,263
Industrivarden AB, Class C	6,921	179,606

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Indutrade AB	12,295	$277,476
Investment AB Latour, Class B	6,825	167,659
Investor AB, Class A	19,179	400,350
Investor AB, Class B	85,504	1,603,800
Kinnevik AB, Class B(a)	11,054	220,884
L E Lundbergforetagen AB, Class B	3,262	160,685
Lifco AB, Class B	9,752	201,009
Nibe Industrier AB, Class B	68,217	595,515
Sagax AB, Class B	8,567	233,712
Sandvik AB	47,919	985,011
Sinch AB(a)(b)	25,104	121,542
Skandinaviska Enskilda Banken AB, Class A	74,268	821,405
SKF AB, Class B	17,256	305,657
Svenska Cellulosa AB SCA, Class B	27,308	495,668
Svenska Handelsbanken AB, Class A	66,369	654,062
Tele2 AB, Class B	22,427	274,276
Telia Co. AB	118,565	486,171
Volvo Car AB(a)	25,061	206,704
		16,885,388
Switzerland — 9.8%
ABB Ltd., Registered	74,046	2,283,172
Adecco Group AG, Registered	7,643	297,950
Alcon Inc.	22,695	1,703,046
Bachem Holding AG	1,385	108,859
Baloise Holding AG, Registered	2,210	376,227
Clariant AG, Registered	9,754	186,956
Coca-Cola HBC AG, Class DI	9,045	199,273
Geberit AG, Registered	1,506	826,939
Givaudan SA, Registered	425	1,563,384
Julius Baer Group Ltd.	10,180	525,751
Kuehne + Nagel International AG, Registered	2,546	673,284
Logitech International SA, Registered	7,454	455,961
Lonza Group AG, Registered	3,323	2,003,455
Novartis AG, Registered	98,020	8,904,116
Partners Group Holding AG	1,079	1,160,981
SGS SA, Registered	287	713,630
Sika AG, Registered	6,548	1,817,651
Sonova Holding AG, Registered	2,417	856,404
STMicroelectronics NV	31,284	1,252,644
Straumann Holding AG	5,017	640,051
Swiss Life Holding AG, Registered	1,373	778,540
Swiss Prime Site AG, Registered	3,453	347,706
Swiss Re AG	14,114	1,163,896
Swisscom AG, Registered	1,175	694,865
Temenos AG, Registered	2,868	278,648
UBS Group AG, Registered	157,560	2,971,374
VAT Group AG(b)	1,175	349,793
Vifor Pharma AG (a)	2,045	356,788
Zurich Insurance Group AG	6,772	3,101,403
		36,592,747
United Kingdom — 10.7%
3i Group PLC	43,807	700,561
abrdn PLC	103,935	255,292
Admiral Group PLC	8,078	226,163
Antofagasta PLC	17,424	325,239
Ashtead Group PLC	20,022	1,049,093
Auto Trader Group PLC(b)	40,952	304,649
AVEVA Group PLC	5,405	155,259
Aviva PLC, NVS	127,150	689,040
Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	46,683	$297,002
Berkeley Group Holdings PLC	5,156	273,065
British Land Co. PLC (The)	39,586	262,023
Bunzl PLC	15,151	528,198
Burberry Group PLC	17,944	387,139
Coca-Cola Europacific Partners PLC	9,369	497,775
Compass Group PLC	80,314	1,800,345
Croda International PLC	6,240	543,341
Ferguson PLC	9,753	1,172,812
Halma PLC	17,509	492,008
Hikma Pharmaceuticals PLC	7,739	165,555
HSBC Holdings PLC	909,159	6,087,948
Informa PLC(a)	64,939	446,367
InterContinental Hotels Group PLC	8,283	515,348
Intertek Group PLC	7,483	437,150
J Sainsbury PLC	78,758	226,530
JD Sports Fashion PLC	119,675	184,896
Kingfisher PLC	92,115	305,915
Land Securities Group PLC	31,707	306,200
Legal & General Group PLC	267,953	877,238
Lloyds Banking Group PLC	3,189,908	1,813,210
London Stock Exchange Group PLC	14,788	1,379,912
M&G PLC	114,532	311,869
Mondi PLC	20,802	404,389
NatWest Group PLC	252,941	727,344
Next PLC	5,730	468,434
Ocado Group PLC(a)	22,448	263,584
Pearson PLC	30,629	291,509
Persimmon PLC	14,369	394,158
Phoenix Group Holdings PLC	33,744	271,262
Prudential PLC	123,444	1,609,692
Reckitt Benckiser Group PLC	32,176	2,483,713
RELX PLC	87,035	2,495,691
Rentokil Initial PLC	84,898	541,046
Sage Group PLC (The)	45,046	372,698
Schroders PLC	5,742	214,148
Segro PLC	54,126	755,979
Severn Trent PLC	12,426	456,494
Spirax-Sarco Engineering PLC	3,380	450,447
St. James’s Place PLC	23,953	390,651
Standard Chartered PLC	117,362	931,397
Taylor Wimpey PLC	166,920	273,834
United Utilities Group PLC	32,962	439,391
Vodafone Group PLC	1,210,723	1,993,363
Whitbread PLC	9,231	316,744
WPP PLC	50,508	586,371
		40,149,481
Total Common Stocks — 98.8%
(Cost: $413,728,044)		370,546,650

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,640	207,134
Henkel AG & Co. KGaA, Preference Shares, NVS	8,191	560,761

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	1,094	$442,322
		1,210,217
Total Preferred Stocks — 0.3%
(Cost: $1,544,329)		1,210,217

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	2,533,666	2,533,666
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	20,000	20,000
		2,553,666
Total Short-Term Securities — 0.7%
(Cost: $2,553,739)		2,553,666

Total Investments in Securities — 99.8%
(Cost: $417,826,112)		374,310,533

Other Assets Less Liabilities — 0.2%		572,425

Net Assets — 100.0%		$374,882,958

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,552	$2,506,777	(a)	$—		$(591)	$(72)	$2,533,666	2,533,666	$2,500	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		0	(a)	—	—	20,000	20,000	41		—
						$(591)	$(72)	$2,553,666		$2,541		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX index	77	06/09/22	$1,140	$2,624
Euro STOXX 50 Index	45	06/17/22	1,831	36,722
				$39,346

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,336,195	$367,210,455	$—	$370,546,650
Preferred Stocks	—	1,210,217	—	1,210,217
Money Market Funds	2,553,666	—	—	2,553,666
	$5,889,861	$368,420,672	$—	$374,310,533
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$39,346	$—	$39,346

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust